Legal Proceedings and Contingent Liabilities	6 Months Ended
Jun. 30, 2021
Legal Proceedings and Contingent Liabilities
Legal Proceedings and Contingent Liabilities

5)   Legal proceedings and contingent liabilities

AstraZeneca is involved in various legal proceedings considered typical to its business, including litigation and investigations relating to product liability, commercial disputes, infringement of intellectual property (IP) rights, the validity of certain patents, anti-trust law and sales and marketing practices. The matters discussed below constitute the more significant developments since publication of the disclosures concerning legal proceedings in the Company's Annual Report and Form 20-F Information 2020 (the Disclosures). Unless noted otherwise below or in the Disclosures, no provisions have been established in respect of the claims discussed below.

As discussed in the disclosures, the majority of claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37.

There is one matter, which is considered probable that an outflow will be required, but for which we are unable to make an estimate of the possible loss or range of possible losses at this stage.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal, or where a loss is probable and we are able to make a reasonable estimate of the loss, AstraZeneca records the loss absorbed or makes a provision for its best estimate of the expected loss. The position could change over time and the estimates that the Company made, and upon which the Company have relied in calculating these provisions are inherently imprecise. There can, therefore, be no assurance that any losses that result from the outcome of any legal proceedings will not exceed the amount of the provisions that have been booked in the accounts. The major factors causing this uncertainty are described more fully in the Disclosures and herein.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Matters disclosed in respect of the second quarter of 2021 and to 29 July 2021

Patent litigation

Enhertu

US patent proceedings

As previously disclosed, in October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited in the US District Court for the Eastern District of Texas (the Texas Court) alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca Pharmaceuticals LP co-commercialises Enhertu with Daiichi Sankyo Inc. in the US.  In June 2021, the Texas court dismissed the motions to transfer, dismiss or stay the action.  A claim construction hearing has been scheduled for August 2021 and a trial has been scheduled for April 2022.

Faslodex

Patent Proceedings outside the US

As previously disclosed, in Japan, in April 2021, AstraZeneca received notice from the Japan Patent Office that Sandoz K.K. filed a Request for Invalidation Trial to seek invalidation of the Faslodex formulation patent.  AstraZeneca is considering its response.

Farxiga

US patent proceedings

As previously disclosed, in 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (the District Court). Trial against Zydus proceeded in the District Court in May 2021. A decision is expected in the second half of 2021.

Patent proceedings outside the US

As previously disclosed, in Canada, in January 2021, Sandoz Canada Inc. served three Notices of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response. A trial date has been set for October 2022 with closing argument in December 2022.

As previously disclosed, in Canada, in February 2021, Teva Canada Limited served a Notice of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response. A trial date has been set for October 2022 with closing argument in December 2022.

Roxadustat

US Patent Proceedings

As previously disclosed, in April 2021, Akebia Therapeutics, Inc. and Otsuka America Pharmaceutical, Inc. served AstraZeneca with a complaint seeking a declaration of invalidity and noninfringement for several of FibroGen’s method of use patents (U.S. Patent Nos. 8318703, 8466172, 8614204, 9920011, 8629131, 8604012, 8609646, 8604013, 10626090, 10894774, 10882827, and 10927081) related to HIF prolylhydroxylase inhibitors.  AstraZeneca is the exclusive licensee of FibroGen in the United States.  AstraZeneca filed a motion to dismiss in June 2021.

Symbicort

US Patent Proceedings

As previously disclosed, AstraZeneca is involved in ongoing ANDA litigation with Mylan Pharmaceuticals Inc. (Mylan) and Kindeva Drug Delivery L.P. (Kindeva) in the US District Court for the Northern District of West Virginia (the District Court). In the action, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. In September 2020, Mylan and Kindeva stipulated to patent infringement to the extent that the asserted patent claims are found to be valid and enforceable, but reserved the right to seek a vacatur of the stipulation if the U.S. Court of Appeals for the Federal Circuit reverses or modifies the District Court’s claim construction. In March 2021, the District Court decided in favour of AstraZeneca and determined that the asserted patent claims were not invalid or unenforceable. Mylan and Kindeva have appealed to the United States Court of Appeals for the Federal Circuit. Oral argument on the appeal is scheduled for 31 August 2021.

Product liability litigation

Nexium and Losec/Prilosec

US proceedings

As previously disclosed, in the US, AstraZeneca is defending various lawsuits brought in federal --and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In particular, in May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. A trial in the MDL has been scheduled for January 2022. In addition to the MDL cases, there are cases filed in several state courts around the US; a trial in Delaware state court has been scheduled for February 2022.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs. One such claim is filed in the US District Court for the Middle District of Louisiana, where the court has re-scheduled a trial for November 2022.

Commercial litigation

PARP inhibitor royalty dispute

In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against Tesaro in the Commercial Court of England and Wales alleging that GSK has failed to pay all of the royalties due on niraparib sales under our license agreements. While a case schedule has not yet been set, trial is anticipated in the second half of 2022.

Alexion shareholder litigation

As previously disclosed, in March 2021, several shareholders of Alexion Pharmaceuticals, Inc (Alexion) filed individual lawsuits against Alexion, its management, and/or AstraZeneca and affiliates in federal district court in New York. The complaints generally allege that the preliminary registration statement filed with the SEC on 19 February 2021, omitted certain allegedly material information in connection with AstraZeneca’s proposed acquisition of Alexion (the Acquisition), and one of the complaints further alleges that the Alexion directors breached their fiduciary duties in connection with the Acquisition and that AstraZeneca and the other entity defendants aided and abetted the alleged breaches. In May 2021, all such complaints were withdrawn and dismissed.

AZD1222 securities litigation

As previously disclosed, in January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during the period 21 May 2020 through 20 November 2020.  The Court appointed co-lead plaintiffs in April 2021 and they filed an Amended Complaint in July 2021 on behalf of purchasers of AstraZeneca publicly traded securities during the period 15 June 2020 through 29 January 2021.  The Amended Complaint alleges that defendants made materially false and misleading statements in connection with the development of AZD1222, AstraZeneca’s vaccine for the prevention of COVID-19.

Amplimmune

In the US, in June 2017, AstraZeneca was served with a lawsuit filed by the stockholders’ agents for Amplimmune, Inc. (Amplimmune) in Delaware State Court that alleged, among other things, breaches of contractual obligations relating to a 2013 merger agreement between AstraZeneca and Amplimmune. A trial of the matter was held in February and post-trial oral argument was heard in August 2020. In November 2020, the Court decided in AstraZeneca’s favour and subsequently entered a Final Judgment as to all pending claims in favour of AstraZeneca. In December 2020, the plaintiffs filed an appeal to the Delaware Supreme Court.  The argument is scheduled to be heard in October 2021.

Anti-Terrorism Act civil lawsuit

In the US, in July 2020, the US District Court for the District of Columbia granted AstraZeneca’s and certain other pharmaceutical and/or medical device companies’ motion and dismissed a lawsuit filed by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2011, which had alleged that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. The plaintiffs are appealing the District Court’s order dismissing the litigation.  The DC Circuit Court of Appeals has scheduled oral argument on the plaintiffs’ appeal for September 2021.

Government investigations/proceedings

Tagrisso

In India, in June 2021, the National Pharmaceutical Pricing Authority (NPPA) issued a demand notice (Demand Notice) to AstraZeneca Pharma India Limited (AZPIL), regarding the pricing of Tagrisso. The NPPA has alleged that AZPIL has overcharged Tagrisso, claiming approximately $21m plus interest. AZPIL has challenged the Demand Notice in the Delhi High Court.

US 340B litigations and proceedings

As previously disclosed, AstraZeneca is involved in several matters relating to its policy with regard to contract pharmacy recognition under the 340B Drug Pricing Program in the US. In October and November 2020, two lawsuits, one in the US District Court for the District of Columbia and one in the US District Court for the Northern District of California, were filed by covered entities and advocacy groups against the US Department of Health and Human Services, the US Health Resources and Services Administration as well as other US government agencies and their officials. The complaints allege, among other things, that these agencies should enforce an interpretation of the governing statute for the 340B Drug Pricing Program that would require drug manufacturers participating in the program to offer their drugs for purchase at statutorily capped rates by an unlimited number of contract pharmacies. AstraZeneca has sought to intervene in the lawsuits. The case in US District Court for the District of Columbia is currently stayed pending further proceedings and the case in federal court in California has been dismissed. Administrative Dispute Resolution (ADR) proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.

In February 2021, AstraZeneca received a Civil Investigative Subpoena from the Attorney General’s Office for the State of Vermont seeking documents and information relating to AstraZeneca’s policy regarding contract pharmacy recognition under the 340B Drug Pricing Program. We continue to cooperate with the inquiry.

In addition, in January 2021, AstraZeneca filed a separate lawsuit in federal court in Delaware alleging that a recent Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act.  In June 2021, the Court found in favour of AstraZeneca, invalidating the Advisory Opinion.  Prior to the Court’s ruling, however, on 17 May 2020, the US government issued new and separate letters to AstraZeneca (and other companies) asserting that the Company’s contract pharmacy policy violates the 340B statute.  In July 2021, AstraZeneca amended the complaint filed in federal court in Delaware to include allegations challenging the letter sent on 17 May.

Toprol-XL

Louisiana Attorney General litigation

As previously disclosed, in July 2020, the Louisiana First Circuit Court of Appeals (the Appellate Court) reversed and remanded a Louisiana state trial court (the Trial Court) ruling that had granted AstraZeneca’s motion for summary judgment and dismissed a state court complaint, brought by the Attorney General for the State of Louisiana (the State), alleging that AstraZeneca engaged in unlawful monopolisation and unfair trade practices in connection with the enforcement of its Toprol-XL patents. In August 2020, AstraZeneca petitioned the Louisiana Supreme Court (the Supreme Court) to review the decision of the Appellate Court and reinstate the Trial Court’s summary judgment ruling. In December 2020, the Supreme Court granted AstraZeneca’s petition and agreed to review the Appellate Court’s decision. The Supreme Court heard oral argument on AstraZeneca’s appeal in March 2021. In April 2021, the Supreme Court granted a motion to dismiss all of the State’s claims with prejudice and vacate the decisions of the Trial Court and Appellate Court. This matter is now closed.

European Commission claim regarding AZD1222

As previously disclosed, in April 2021 and May 2021, the European Commission (acting on behalf of the European Union and its member states) initiated two separate legal proceedings against AstraZeneca AB in the Court of First Instance in Brussels. Both proceedings relate to an Advance Purchase Agreement between the parties dated 27 August 2020 (the APA) for the supply of AZD1222. The allegations include claims that AstraZeneca has failed to meet certain of its obligations under the APA and the European Commission is seeking, among other things, a Court order to compel AstraZeneca to supply a specified number of doses before the end of the second quarter of 2021. In June 2021, the Court issued a decision in the first proceeding finding that AstraZeneca did not meet its Best Reasonable Efforts obligation in the APA because AstraZeneca did not use all of the manufacturers listed in the APA to supply the member states. The Court ordered AstraZeneca to provide an additional 50 million doses of vaccine by the end of September 2021, which AstraZeneca exceeded by the end of June 2021. The Court denied the remainder of the Commission’s claims and requested relief. AstraZeneca is considering its next steps with regard to the first proceeding. The second proceeding filed by the European Commission seeks interim relief, documents, and damages. A hearing is scheduled on the interim relief and documents in September 2021.

COVID-19 vaccine supply and manufacturing inquiries

In June 2021, Argentina’s Federal Criminal Prosecutor’s Office contacted AstraZeneca Argentina seeking documents and electronic records in connection with a local criminal investigation relating to the public procurement and supply of Vaxzevria in that country.

Matters disclosed in respect of the first quarter of 2021 and to 30 April 2021

Patent litigation

Enhertu

US patent proceedings

As previously disclosed, in October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited in the US District Court for the Eastern District of Texas alleging that Enhertu infringes US Patent No. 10,808,039 (the ‘039 patent). AstraZeneca Pharmaceuticals LP co-commercialises Enhertu with Daiichi Sankyo Inc. in the US. A claim construction hearing has been scheduled for August 2021 and a trial has been scheduled for April 2022.

In November 2020, AstraZeneca, Daiichi Sankyo Company, Limited and Daiichi Sankyo Inc. filed a complaint against Seagen in the US District Court for the District of Delaware (the District Court) seeking a declaratory judgment that plaintiffs do not infringe the ‘039 patent. In April 2021, the District Court stayed this proceeding for up to 90 days.

Faslodex

Patent Proceedings outside the US

In Japan, in April 2021, AstraZeneca received notice from the Japan Patent Office that Sandoz K.K. filed a Request for Invalidation Trial to seek invalidation of the Faslodex formulation patent. AstraZeneca is considering its response.

Farxiga

US patent proceedings

As previously disclosed, in 2018, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware. In the complaint,

AstraZeneca alleged that Zydus’ generic version of Farxiga, if approved and marketed, would infringe patents listed in the FDA Orange Book with reference to Farxiga. Proceedings are ongoing and trial is scheduled for May 2021.

Patent proceedings outside the US

As previously disclosed, in Canada, in January 2021, Sandoz Canada Inc. served three Notices of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response.

In Canada, in February 2021, Teva Canada Limited served a Notice of Allegation on AstraZeneca alleging invalidity and/or non-infringement of all three patents listed on the Canadian Patent Register in relation to Forxiga. AstraZeneca commenced litigation in response.

Onglyza

Patent proceedings outside the US

As previously disclosed, in Canada, in November 2019, Sandoz Canada Inc. sent a Notice of Allegation to AstraZeneca challenging the validity of Canadian substance Patent No. 2402894 (expiry March 2021) (the ‘894 patent) and formulation Patent No. 2568391 (expiry May 2025) related to Onglyza. AstraZeneca commenced an action in response related to the ‘894 patent in January 2020. A trial date is set for May 2022.

Roxadustat

US Patent Proceedings

In April 2021, Akebia Therapeutics, Inc. and Otsuka America Pharmaceutical, Inc. served AstraZeneca with a complaint seeking a declaration of invalidity and noninfringement for several of FibroGen method of use patents (U.S. Patent Nos. 8318703, 8466172, 8614204, 9920011, 8629131, 8604012, 8609646, 8604013, 10626090, 10894774, 10882827, and 10927081) related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in the United States. AstraZeneca is considering its response.

Patent proceedings outside the US

As previously disclosed, in Canada, in May 2018, Akebia Therapeutics, Inc. filed an impeachment action in the Federal Court of Canada alleging invalidity of several of FibroGen’s method of use patents (Canadian Patent Nos. 2467689; 2468083; and 2526496) related to HIF prolylhydroxylase inhibitors. AstraZeneca is the exclusive licensee of FibroGen in Canada. AstraZeneca and FibroGen were defending the action. The parties have settled the action.

Symbicort

US patent proceedings

As previously disclosed, in October 2018, AstraZeneca initiated ANDA litigation against Mylan and subsequently against 3M Company (3M) in the US District Court for the Northern District of West Virginia (the District Court). In the action, AstraZeneca alleges that the defendants’ generic versions of Symbicort, if approved and marketed, would infringe various AstraZeneca patents. Mylan and 3M alleged that their proposed generic medicines do not infringe the asserted patents and/or that the asserted patents are invalid and/or unenforceable. In July 2020, AstraZeneca added Kindeva Drug Delivery L.P. (Kindeva) as a defendant in the case. In September 2020, Mylan, 3M and Kindeva stipulated to patent infringement to the extent that the asserted patent claims are found to be valid and enforceable, but reserved the right to seek a vacatur of the stipulation if the U.S. Court of Appeals for the Federal Circuit reverses or modifies the District Court’s claim construction. In October 2020, following a stipulation by AstraZeneca, 3M and Kindeva, 3M was dismissed from the action.  In March 2021, the District Court decided in favour of AstraZeneca and determined that the asserted patent claims   were not invalid or unenforceable. Mylan and Kindeva have appealed to the United States Court of Appeals for the Federal Circuit.

Product liability litigation

Byetta/Bydureon

As previously disclosed, in the US, Amylin Pharmaceuticals, LLC, a wholly owned subsidiary of AstraZeneca, and/ or AstraZeneca are among multiple defendants in various lawsuits filed in federal and state courts involving claims of physical injury from treatment with Byetta and/or Bydureon. The lawsuits allege several types of injuries including pancreatic cancer and thyroid cancer. A multidistrict litigation was established in the US District Court for the Southern District of California (the District Court) in regard to the alleged pancreatic cancer cases in federal courts. Further, a coordinated proceeding has been established in Los Angeles (the California Court), California in regard to the various lawsuits in California state courts. In October and December 2020, the District Court and the California Court jointly heard oral argument on renewed motions filed by Defendants seeking summary judgment and dismissal of all claims alleging pancreatic cancer. In March and April 2021, the District Court and the California State Court respectively granted the Defendants’ motions, and dismissed all cases alleging pancreatic cancer with prejudice. The plaintiffs have provided notice that they intend to appeal. The other claims pending in both courts, including those alleging thyroid cancer, remains pending.

Nexium and Losec/Prilosec

US proceedings

As previously disclosed, in the US, AstraZeneca is defending various lawsuits brought in federal and state courts involving multiple plaintiffs claiming that they have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. The vast majority of those lawsuits relate to allegations of kidney injuries. In particular, in May 2017, counsel for a group of such plaintiffs claiming that they have been diagnosed with kidney injuries filed a motion with the Judicial Panel on Multidistrict Litigation (JPML) seeking the transfer of any currently pending federal court cases as well as any similar, subsequently filed cases to a coordinated and consolidated pre-trial multidistrict litigation (MDL) proceeding. In August 2017, the JPML granted the motion and consolidated the pending federal court cases in an MDL proceeding in federal court in New Jersey for pre-trial purposes. A trial in the MDL has been rescheduled for January 2022. In addition to the MDL cases, there are cases filed in several state courts around the US; a trial in Delaware state court has been scheduled for February 2022.

In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs. All but one of these claims is filed in the MDL. One claim is filed in the US District Court for the Middle District of Louisiana, where the court has rescheduled a trial for August 2022.

Commercial litigation

Alexion shareholder litigation

In March 2021, several shareholders of Alexion filed individual lawsuits against Alexion, its management, and/or AstraZeneca and affiliates in federal district court in New York. The complaints generally allege that the preliminary registration statement filed with the SEC on 19 February 2021, omitted certain allegedly material information in connection with AstraZeneca’s proposed acquisition of Alexion (the Acquisition), and one of the complaints further alleges that the Alexion directors breached their fiduciary duties in connection with the Acquisition and that AstraZeneca and the other entity defendants aided and abetted the alleged breaches.

AZD1222 securities litigation

As previously disclosed, in January 2021, putative securities class action lawsuits were filed in the US District Court for the Southern District of New York against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities during the period 21 May 2020 through 20 November 2020. The complaints allege that defendants made materially false and misleading statements in connection with the development of AZD1222 (pandemic COVID-19 vaccine), a potential recombinant adenovirus vaccine for the prevention of COVID-19. In March 2021, motions for consolidation of the pending lawsuits and appointment of a lead plaintiff and its counsel were filed and remain pending.

Ocimum lawsuit

As previously disclosed, in the US, in December 2017, AstraZeneca was served with a complaint filed by Ocimum Biosciences, Ltd. (Ocimum) in the Superior Court for the State of Delaware (the Delaware Supreme Court) that alleged, among other things, breaches of contractual obligations and misappropriation of trade secrets, relating to a now terminated 2001 licensing agreement between AstraZeneca and Gene Logic, Inc. (Gene Logic), the rights to which Ocimum purports to have acquired from Gene Logic. In February 2021, the Delaware Supreme court affirmed the grant of AstraZeneca’s motion for summary judgment. This matter is now concluded.

Government investigations/proceedings

Toprol-XL

Louisiana Attorney General litigation

As previously disclosed, in July 2020, the Louisiana First Circuit Court of Appeals (the Appellate Court) reversed and remanded a Louisiana state trial court (the Trial Court) ruling that had granted AstraZeneca’s motion for summary judgment and dismissed a state court complaint, brought by the Attorney General for the State of Louisiana (the State), alleging that AstraZeneca engaged in unlawful monopolisation and unfair trade practices in connection with the enforcement of its Toprol-XL patents. In August 2020, AstraZeneca petitioned the Louisiana Supreme Court (the Supreme Court) to review the decision of the Appellate Court and reinstate the Trial Court’s summary judgment ruling. In December 2020, the Supreme Court granted AstraZeneca’s petition and agreed to review the Appellate Court’s decision. The Supreme Court heard oral argument on AstraZeneca’s appeal in March 2021. In April 2021, prior to a decision from the Supreme Court, the State unilaterally moved to dismiss all of its claims with prejudice. That motion remains pending.

US 340B litigations and proceedings

As previously disclosed, AstraZeneca is involved in several matters relating to its policy with regard to contract pharmacy recognition under the 340B Drug Pricing Program in the US. In October and November 2020, two lawsuits, one in the US District Court for the District of Columbia and one in the US District Court for the Northern District of California, were filed by covered entities and advocacy groups against the US Department of Health and Human Services, the US Health Resources and Services Administration as well as other US government agencies and their officials. The complaints allege, among other things, that these agencies should enforce an interpretation of the governing statute for the 340B Drug Pricing Program that would require drug manufacturers participating in the program to offer their drugs for purchase at statutorily capped rates by an unlimited number of contract pharmacies.

AstraZeneca has sought to intervene in the lawsuits. Administrative Dispute Resolution (ADR) proceedings have also been initiated against AstraZeneca before the US Health Resources and Services Administration.  In addition, in January 2021, AstraZeneca filed a separate lawsuit in federal court in Delaware alleging that a recent Advisory Opinion issued by the Department of Health and Human Services violates the Administrative Procedure Act. In February 2021, AstraZeneca received a Civil Investigative Subpoena from the Attorney General’s Office for the State of Vermont seeking documents and information relating to AstraZeneca’s policy regarding contract pharmacy recognition under the 340B Drug Pricing Program.

European Commission claim regarding AZD1222

In April 2021, the European Commission (acting on behalf of the European Union and its member states) initiated legal proceedings against AstraZeneca AB in the Court of First Instance in Brussels. The proceedings relate to an Advance Purchase Agreement (APA) between the parties dated 27 August 2020 for the supply of AZD1222. The allegations include claims that AstraZeneca has failed to meet certain of its obligations under the APA and the Commission is seeking, among other things, a Court order to compel AstraZeneca to supply a specified number of doses before the end of the second quarter of 2021.

Taxation

As previously disclosed in the Annual Report and Form 20-F Information 2020, AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Accruals for tax contingencies require management to make key judgements and significant estimates with respect to the ultimate outcome of current and potential future tax audits, and actual results could vary from these estimates.

The total net accrual to cover the worldwide tax exposure for transfer pricing and other international tax contingencies of $98m (31 December 2020: $287m) reflected the progress in those tax audits and reviews during the year and for those audits where AstraZeneca and tax authorities are in dispute, AstraZeneca estimates the potential for reasonably possible additional liabilities above and beyond the amount provided to be up to $29m, including associated interest (31 December 2020: $251m).

There is no material change to other tax exposures.